RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions			12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 28, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / MWh	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly			$ 5
Base management fee			88	$ 169	$ 175
Interest expense			1,258	1,032	900
Financial instrument liabilities	$ 1,376		1,376	578
Increase (decrease) in equity			(305)	(2,599)	(2,500)
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for entity's own equity instruments held at end of period, fair value measurement			1	0
IFRS 9 [member]
Disclosure of transactions between related parties [line items]
Financial instrument assets	$ 1		1
Sudsidiary | TerraForm Power
Disclosure of transactions between related parties [line items]
Ownership interest transferred to subsidiary		13.75%
Increase (decrease) in liabilities		$ 225
Increase (decrease) in equity		225
Proportion of economic interest	39.34%
Increase (decrease), accounts payable		704
Increase (decrease) through change in equity of subsidiaries, equity		$ (704)
Brookfield Reinsurance
Disclosure of transactions between related parties [line items]
Non-recourse borrowings	$ 0		$ 0	0
Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Power purchase agreement, term			20 years
Power purchase agreement GLHA | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh			37
Annual increment as % of CPI	20.00%		20.00%
Series 8 | Medium Term Notes
Disclosure of transactions between related parties [line items]
Borrowings	$ 400		$ 400
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Funds placed on deposit	$ 0		0	0
Interest expense			$ 0	$ 0	$ 0